LOANS AND LEASES - Leasing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Sales-Type and Direct Financing Leases, Lease Receivable, Payments to be Received	$ 581,651	$ 460,416
Sales-type Lease, Unguaranteed Residual Asset	16,394	14,401
Net Investment in Lease, before Allowance for Credit Loss	598,045	474,817
Sales-type and Direct Financing Leases, Interest Income	$ 34,200	$ 25,200	$ 11,800